Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property and Equipment, net
Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the assets at the following rates:

Years
Computers and electronic equipment	3
Furniture and equipment	6
Leasehold improvements	Shorter of lease term or useful life

Property and equipment, net consists of the following ($ in millions):

	December 31,
	2020	2019
Computer equipment and software	$4.8	$1.9
Leasehold improvements	2.2	1.2
Furniture and equipment	1.1	0.7
	8.1	3.8
Accumulated depreciation	(2.4)	(0.7)
Property and equipment, net	$5.7	$3.1